J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Balanced Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

(All Share Classes)

(Each, a series of JPMorgan Trust II)

Supplement dated February 28, 2014

to the Prospectus dated November 1, 2013, as supplemented

Effective immediately, the portfolio manager information for the JPMorgan Investor Conservative Growth Fund, JPMorgan Investor Balanced Fund, JPMorgan Investor Growth & Income Fund and the JPMorgan Investor Growth Fund (the “Funds”) in the section titled “Management” in the Funds’ “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Bala Iyer	1996	Managing Director
Ove Fladberg	2010	Executive Director
Michael Loeffler	2005	Executive Director
James Sexton	2013	Managing Director
Nicholas D’Eramo	2013	Vice President

In addition, the section titled “Management of the Funds — The Fund Managers” is hereby deleted in its entirety and replaced with the following:

The Fund Managers

The Adviser’s Columbus Investment Team has been responsible since August 2001 for the day-to-day management of the Funds within an overall allocation structure approved by the Adviser’s asset allocation committee. The Columbus Investment Team is comprised of Bala Iyer, Ph.D., Managing Director and CFA charterholder, Ove Fladberg, Executive Director, Michael Loeffler, Executive Director and CFA charterholder, James Sexton, Managing Director and CFA charterholder, Nicholas D’Eramo, Vice President, and other quantitative and research analysts. The team is led by Dr. Iyer. Dr. Iyer along with Mr. Fladberg determine which of the underlying funds should be used as investments and formulate the allocation strategy for each of the Funds. In addition to his role as leader of the Columbus Investment Team, Dr. Iyer also serves as portfolio manager for the JPMorgan Equity Index Fund. He is also responsible for strategic and tactical research for various asset allocation products for JPMIM. An employee of JPMIM or a predecessor firm since 1995, Dr. Iyer joined the firm as the director of quantitative research. Dr. Iyer has been part of the team responsible for the management of the Funds since the Funds’ inception. He has also been a member of the Asset Allocation Committee since February 1995. An employee of JPMIM or a predecessor firm since 2003, Mr. Fladberg is a member of the Asset Allocation Committee and works on asset allocation optimization, portfolio analytics and asset allocation research for certain funds that track various asset allocation models. Mr. Fladberg joined the portfolio management team for the Funds in November 2010. Mr. Loeffler has been responsible for the implementation of the allocation strategy for the Funds since February 2005. An employee of JPMIM or a predecessor firm since 1999, Mr. Loeffler manages index products including the JPMorgan Equity Index Fund and is responsible for cash management, trading strategies, trade implementation and corporate action analysis. Mr. Sexton focuses on research and risk management for the Funds; previously he acted as a fixed income liaison to the Columbus Investment Team with respect to asset allocation strategies. An employee of JPMIM or a predecessor firm since 1980, Mr. Sexton is a member of the Asset Allocation Committee who, joined the Columbus Investment Team in April 2013. Mr. D’Eramo is also a member of the Columbus Investment Team, responsible for providing trading strategies, trade implementation, as well as performance and process analytics. An employee of JPMIM or one of its predecessors since 1999, Mr. D’Eramo assists in identifying strategic and tactical investment opportunities for the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-INV-214

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Balanced Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

(All Share Classes)

(Each, a series of JPMorgan Trust II)

Supplement dated February 28, 2014

to the Statement of Additional Information dated November 1, 2013, as supplemented

Effective immediately, the information in the Statement of Additional Information under the heading “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Investor Conservative Growth Fund, JPMorgan Investor Balanced Fund, JPMorgan Investor Growth & Income Fund and the JPMorgan Investor Growth Fund (the “Funds”) is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts managed by each portfolio manager as of June 30, 2013:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
JPMorgan Investor Balanced Fund
Bala Iyer	7	$9,717,544	1	$992,525	6	$708,085
Ove Fladberg	4	7,589,706	0	0	0	0
Michael Loeffler	7	9,717,544	1	992,525	6	708,085
James Sexton*	0	0	0	0	0	0
Nicholas D’Eramo*	1	10,661	0	0	0	0

JPMorgan Investor Conservative Growth Fund
Bala Iyer	7	9,944,921	1	992,525	6	708,085
Ove Fladberg	4	7,817,083	0	0	0	0
Michael Loeffler	7	9,717,544	1	992,525	6	708,085
James Sexton*	0	0	0	0	0	0
Nicholas D’Eramo*	1	10,661	0	0	0	0

JPMorgan Investor Growth & Income Fund
Bala Iyer	7	11,735,558	1	992,525	6	708,085
Ove Fladberg	4	9,030,459	0	0	0	0
Michael Loeffler	7	11,158,297	1	992,525	6	708,085
James Sexton*	0	0	0	0	0	0
Nicholas D’Eramo*	1	10,661	0	0	0	0

JPMorgan Investor Growth Fund
Bala Iyer	7	13,462,614	1	992,525	6	708,085
Ove Fladberg	4	9,607,720	0	0	0	0
Michael Loeffler	7	11,735,558	1	992,525	6	708,085
James Sexton*	0	0	0	0	0	0
Nicholas D’Eramo*	1	10,661	0	0	0	0

*	as of 12/31/13

SUP-SAI-INV-214

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2013:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
JPMorgan Investor Balanced Fund
Bala Iyer	0	$0	1	$846,812	1	$227,953
Ove Fladberg	0	0	0	0	0	0
Michael Loeffler	0	0	1	846,812	1	227,953
James Sexton*	0	0	0	0	0	0
Nicholas D’Eramo*	0	0	0	0	0	0

JPMorgan Investor Conservative Growth Fund
Bala Iyer	0	0	1	846,812	1	227,953
Ove Fladberg	0	0	0	0	0	0
Michael Loeffler	0	0	1	846,812	1	227,953
James Sexton*	0	0	0	0	0	0
Nicholas D’Eramo*	0	0	0	0	0	0

JPMorgan Investor Growth & Income Fund
Bala Iyer	0	0	1	846,812	1	227,953
Ove Fladberg	0	0	0	0	0	0
Michael Loeffler	0	0	1	846,812	1	227,953
James Sexton*	0	0	0	0	0	0
Nicholas D’Eramo*	0	0	0	0	0	0

JPMorgan Investor Growth Fund
Bala Iyer	0	0	1	846,812	1	227,953
Ove Fladberg	0	0	0	0	0	0
Michael Loeffler	0	0	1	846,812	1	227,953
James Sexton*	0	0	0	0	0	0
Nicholas D’Eramo*	0	0	0	0	0	0

*	as of 12/31/13

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of June 30, 2013:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
JPMorgan Investor Balanced Fund
Bala Iyer			X
Ove Fladberg	X
Michael Loeffler		X
James Sexton*	X
Nicholas D’Eramo*	X

JPMorgan Investor Conservative Growth Fund
Bala Iyer		X
Ove Fladberg	X
Michael Loeffler	X
James Sexton*	X
Nicholas D’Eramo*	X

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
JPMorgan Investor Growth & Income Fund
Bala Iyer						X
Ove Fladberg	X
Michael Loeffler	X
James Sexton*	X
Nicholas D’Eramo*	X

JPMorgan Investor Growth Fund
Bala Iyer		X
Ove Fladberg	X
Michael Loeffler	X
James Sexton*	X
Nicholas D’Eramo*	X

*	as of 12/31/13

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE